Note 16 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	$1,527	$56	$1,583
Noninterest income	$7,734	$749	$8,483
Noninterest expense	$27,384	$2,357	$29,741
Tax expense	$2,240	$522	$2,762
Net income	$6,028	$1,024	$7,052
Assets	$754,490	$14,733	$769,223
	Year Ended December 31, 2011
	Banking	Consumer Finance	Total Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	$4,809	$87	$4,896
Noninterest income	$6,327	$895	$7,222
Noninterest expense	$26,130	$2,169	$28,299
Tax expense	$1,483	$580	$2,063
Net income	$4,697	$1,138	$5,835
Assets	$789,744	$14,433	$804,177
	Year Ended December 31, 2010
	Banking	Consumer Finance	Total Company
Net interest income	$30,074	$2,893	$32,967
Provision expense	$5,717	$154	$5,871
Noninterest income	$5,578	$576	$6,154
Noninterest expense	$24,756	$1,887	$26,643
Tax expense	$1,029	$482	$1,511
Net income	$4,149	$947	$5,096
Assets	$837,359	$14,155	$851,514